Financial liabilities - Disclosure of financial liabilities breakdown (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 65,993	€ 69,069
Current financial liabilities	45,386	44,935
Total financial liabilities	111,379	114,004
Borrowings
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	24,373	29,056
Current financial liabilities	24,091	22,195
Kreos & Claret bond loans
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	21,930	26,373
Current financial liabilities	21,902	20,028
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	1,191	1,431
Current financial liabilities	931	932
PGE
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	1,252	1,252
Current financial liabilities	1,258	1,235
Convertible loan notes
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	23,819	23,370
Current financial liabilities	20,273	21,574
Kreos / Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	23,819	23,370
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	20,273	21,574
Derivative instruments
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	3,795	3,620
Current financial liabilities	1,021	1,166
Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	3,795	3,620
Kreos / Claret BSA
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	1,021	1,166
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	14,006	13,023
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 14,006	€ 13,023